CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	Jul. 31, 2022	Jan. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares, shares issued (in shares)	84,788,547	84,756,210
Common shares, shares outstanding (in shares)	84,788,547	84,756,210